Related party balances and transactions (Details) - Schedule of Due from (to) related party - Liao Jinqi [Member] - USD ($)	12 Months Ended
	May 31, 2022	May 31, 2021
Related Party Transaction [Line Items]
Relationship	Majority stockholder and CEO of the Company
Nature	Advances for operations, no interest, due on demand
Related party balances	$ 59,961	$ (12,187)